Advances from customers and deferred revenue (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Advances From Customers And Deferred Revenue [Abstract]
Deferred revenue, current	¥ 399,053		¥ 795,005
Advances from customers	86,825		50,961
Total current advances from customers and deferred revenue	485,878		845,966
Deferred revenue, non-current	178,144		164,913
Total non-current deferred revenue	¥ 178,144	$ 27,302	¥ 164,913